SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Loss to common shareholders (Numerator)	$ (702,163)	$ (2,124,252)
Basic and diluted weighted-average number of common shares outstanding (Denominator)	141,305,050	139,186,557